Revenue from Contract with Customers (Details) - Schedule of Revenue from Contract with Customers - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Types of services:
Total Revenue from customers			$ 19,008,184	$ 50,630
Timing of revenue recognition
Product transferred at point in time
Services transferred over time	9,660,331	9,771,496	19,008,184	50,630
Total	$ 9,660,331	$ 9,771,496	19,008,184	50,630
Subscription Income [Member]
Types of services:
Total Revenue from customers			13,930,887
Carriage/Placement fees [Member]
Types of services:
Total Revenue from customers			3,406,204
Advertisement Income [Member]
Types of services:
Total Revenue from customers			1,413,553
Telemedicine service charges [Member]
Types of services:
Total Revenue from customers				50,630
Activation Installation fees [Member]
Types of services:
Total Revenue from customers			$ 257,540